NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule Basic and Diluted Net Income Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net income attributable to Class A and Class B common stockholders per share (in thousands except per share data):

	Years Ended December 31,
	2021		2020		2019
	Class A	Class B	Class A	Class B	Class A	Class B
Numerator
Net income attributable to common stockholders – basic	$9,182	$1,555	$10,191	$2,616	$10,819	$2,795
Potential dilutive effect of stock options	4	(4)	79	(79)	37	(37)
Net income attributable to common stockholders – diluted	$9,186	$1,551	$10,270	$2,537	$10,856	$2,758
Denominator
Weighted average shares of common stock outstanding - basic	95,588	16,130	73,940	18,977	73,462	18,977
Potential dilutive effect of stock options	11,229	1,951	8,819	1,467	3,914	678
Weighted average shares of common stock outstanding - dilutive	106,817	18,081	82,759	20,444	77,376	19,655
Net income attributable to common stockholders per share
Basic	$0.10	$0.10	$0.14	$0.14	$0.15	$0.15
Diluted	$0.09	$0.09	$0.12	$0.12	$0.14	$0.14

Schedule of Excluded Securities from Computation of Diluted Net Income Per Share
The following equity awards outstanding at the end of each period presented have been excluded from the computation of diluted net income per share of common stock for the periods presented due to their anti-dilutive effect:

	December 31, 2021	December 31, 2020	December 31, 2019
Stock options	—	79	6,478
Public Warrants	7,175	—	—
Private Warrants	3,821	—	—
Earnout Shares	15,000	—	—
	25,996	79	6,478